Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock		Additional Paid-In Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Redeemable convertible preferred, outstanding, beginning (in shares) at Dec. 31, 2019	[1]	98,542,000
Redeemable convertible preferred stock, beginning at Dec. 31, 2019		$ 110,978
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible securities (shares)	[1]	4,729,000
Conversion of convertible securities		$ 9,501
Issuance of Series D redeemable convertible preferred stocks net of issuance costs (in shares)	[1]	21,708,000
Issuance of Series D redeemable convertible preferred stocks net of issuance costs		$ 43,689
Redeemable convertible preferred, outstanding, ending (in shares) at Dec. 31, 2020	[1]	124,979,000
Redeemable convertible preferred stock, ending at Dec. 31, 2020		$ 164,168
Common stock, outstanding, beginning (in shares) at Dec. 31, 2019	[1]		32,132,000
Beginning balance at Dec. 31, 2019		(109,629)	$ 3		$ 5,871	$ 36	$ (115,539)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(14,021)					(14,021)
Other comprehensive income (loss)		99				99
Conversion of convertible securities		$ 0
Issuance of common stock upon exercise of stock options (in shares)		7,293	7,293,000	[1]
Issuance of common stock upon exercise of stock options		$ 1,539	$ 1		1,538
Issuance of common stock warrants net of issuance costs		55			55
Settlement of vested stock options		(956)			(956)
Repurchase and Retirement of common stock (in shares)	[1]		(444,000)
Repurchase and Retirement of common stock		(438)					(438)
Stock-based compensation		$ 2,651			2,651
Common stock, outstanding, ending (in shares) at Dec. 31, 2020		38,981,000	38,981,000	[1]
Ending balance at Dec. 31, 2020		$ (120,700)	$ 4		9,159	135	(129,998)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible securities (shares)	[1]	(125,031,000)
Conversion of convertible securities		$ (164,461)
Issuance of Series D redeemable convertible preferred stocks net of issuance costs (in shares)	[1]	52,000
Issuance of Series D redeemable convertible preferred stocks net of issuance costs		$ 293
Redeemable convertible preferred, outstanding, ending (in shares) at Dec. 31, 2021	[1]	0
Redeemable convertible preferred stock, ending at Dec. 31, 2021		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(338,060)					(338,060)
Other comprehensive income (loss)		(1,674)				(1,674)
Conversion of convertible securities (in shares)	[1]		126,461,000
Conversion of convertible securities		$ 164,461	$ 13		164,448
Issuance of common stock upon exercise of stock options (in shares)		4,072	4,072,000	[1]
Issuance of common stock upon exercise of stock options		$ 2,068			2,068
Issuance of common stock upon exercise of legacy Matterport common stock warrants (in shares)	[1]		1,038,000
Issuance of common stock upon the reverse recapitalization, net of transaction costs (in shares)	[1]		72,531,000
Issuance of common stock upon the reverse recapitalization, net of transaction costs		539,897	$ 7		539,890
Earn-out liability recognized upon the closing of the reverse recapitalization		(237,122)			(237,122)
Issuance of common stock upon exercise of public and private warrants (in shares)	[1]		7,090,000
Issuance of common stock upon exercise of public and private warrants		155,056	$ 1		155,055
Stock-based compensation		$ 104,237			104,237
Common stock, outstanding, ending (in shares) at Dec. 31, 2021		250,173,000	250,173,000	[1]
Ending balance at Dec. 31, 2021		$ 268,163	$ 25		$ 737,735	$ (1,539)	$ (468,058)

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.